7. OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Buildings	$ 18,937,348	$ 18,937,348
Equipment	81,218	81,218
Property held under capital leases, gross	19,018,566	19,018,566
Less accumulated depreciation	(954,433)	(417,569)
Property held under capital leases, net	$ 18,064,133	$ 18,600,997